Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	₩ 353,935,000,000	₩ 115,156,000,000
Deposits due to customers	293,391,460,000,000	267,508,119,000,000
Borrowings	20,906,701,000,000	19,791,006,000,000
Debentures	39,224,937,000,000	32,818,388,000,000
Lease liabilities	409,443,000,000	434,934,000,000
Other financial liabilities	10,807,314,000,000	14,165,526,000,000
Total	365,093,790,000,000	334,833,129,000,000
Within 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	64,183,000,000	115,156,000,000
Deposits due to customers	191,660,253,000,000	166,474,535,000,000
Borrowings	10,159,819,000,000	8,596,202,000,000
Debentures	3,246,233,000,000	2,378,211,000,000
Lease liabilities	53,429,000,000	46,072,000,000
Other financial liabilities	8,121,978,000,000	11,242,367,000,000
Total	213,305,895,000,000	188,852,543,000,000
4 to 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	135,232,000,000	0
Deposits due to customers	34,349,298,000,000	36,697,168,000,000
Borrowings	2,524,572,000,000	2,948,384,000,000
Debentures	3,396,427,000,000	2,894,577,000,000
Lease liabilities	44,551,000,000	42,549,000,000
Other financial liabilities	70,277,000,000	60,981,000,000
Total	40,520,357,000,000	42,643,659,000,000
7 to 9 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	42,418,000,000	0
Deposits due to customers	25,213,410,000,000	24,634,859,000,000
Borrowings	1,714,490,000,000	2,162,846,000,000
Debentures	3,929,346,000,000	3,330,658,000,000
Lease liabilities	40,809,000,000	37,420,000,000
Other financial liabilities	10,294,000,000	119,633,000,000
Total	30,950,767,000,000	30,285,416,000,000
10 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	112,102,000,000	0
Deposits due to customers	31,144,452,000,000	31,233,844,000,000
Borrowings	1,866,810,000,000	1,880,424,000,000
Debentures	3,495,915,000,000	2,466,142,000,000
Lease liabilities	34,761,000,000	35,210,000,000
Other financial liabilities	10,897,000,000	10,344,000,000
Total	36,664,937,000,000	35,625,964,000,000
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	9,230,904,000,000	6,590,119,000,000
Borrowings	4,177,634,000,000	3,682,214,000,000
Debentures	21,899,788,000,000	19,211,409,000,000
Lease liabilities	201,113,000,000	232,985,000,000
Other financial liabilities	451,096,000,000	71,561,000,000
Total	35,960,535,000,000	29,788,288,000,000
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	1,793,143,000,000	1,877,594,000,000
Borrowings	463,376,000,000	520,936,000,000
Debentures	3,257,228,000,000	2,537,391,000,000
Lease liabilities	34,780,000,000	40,698,000,000
Other financial liabilities	2,142,772,000,000	2,660,640,000,000
Total	₩ 7,691,299,000,000	₩ 7,637,259,000,000